                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 Amendment #1

                                   Form 13F

                              Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 1999
                                              ----------------------
 Check here if Amendment [X]; Amendment Number:    1
                                              --------------
  This Amendment (Check only one.):     [X] is a restatement.
                                        [ ] adds new holdings
                                            entries.

 Institutional Investment Manager Filing this Report:

 Name:      NewBridge Partners, LLC
          ---------------------------------------------
 Address:   535 Madison Avenue, 14th Floor
          ---------------------------------------------
            New York, New York 10022
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Scott Kefer
          ---------------------------------------------
 Title:   Manager
          ---------------------------------------------
 Phone:   212-745-1000
          ---------------------------------------------

 Signature, Place, and Date of Signing:

  /s/Scott Kefer           New York, New York            2/14/2000
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: None.

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:       0
                                         -------------------
 Form 13F Information Table Entry Total:  105
                                         -------------------
 Form 13F Information Table Value Total: $ 4,537,622
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

                            NEWBRIDGE PARTNERS, LLC

                          FORM 13F INFORMATION TABLE

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       Column 1          Column 2    Column 3   Column 4      Column 5          Column 6                Column 7   Column 8
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                                                                                Investment discretion
        Name of          Title of    CUSIP      Value   Shares or SH/PRN Put/   ---------------------
        issuer           class                (x $1000) principal        Call
                                                         amount
                                                                                               Shared   Other   Voting Powers
                                                                              Sole (A)  Shared Other (C) man-
                                                                               Units     (B)    Units   agers Sole Shared None
----------------------------------------------------------------------------------------------------------------------------------
merica Online Inc. Co.  Common    02364J104   514,167   6,776,513            6,734,513        42,000         0     0    6,776,513
----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc. Com       Common    17275R102   425,101   3,968,274            3,917,924        50,350         0     0    3,968,274
----------------------------------------------------------------------------------------------------------------------------------
E M C Corp Mass Com      Common    268648102   407,545   3,730,397            3,704,797        25,600         0     0    3,730,397
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp Com       Common    594918104   291,590   2,497,566            2,465,466        32,100         0     0    2,497,566
----------------------------------------------------------------------------------------------------------------------------------
Nokia Corp ADR Sponso    Common    654902204   247,652   1,296,186            1,290,086         6,100         0     0    1,296,186
----------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc Com       Common    437076102   241,947   3,519,239            3,487,739        31,500         0     0    3,519,239
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp Com           Common    458140100   209,774   2,548,519            2,516,319        32,200         0     0    2,548,519
----------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp Co    Common    247025109   209,138   4,100,758            4,062,358        38,400         0     0    4,100,758
----------------------------------------------------------------------------------------------------------------------------------
Schwab Charles Corp N    Common    808513105   188,913   4,938,913            4,869,013        69,900         0     0    4,938,913
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc Com        Common    172967101   158,030   2,837,803            2,814,178        23,625         0     0    2,837,803
----------------------------------------------------------------------------------------------------------------------------------
C M G I Inc Com          Common    125750109   147,950   1,068,720            1,066,920         1,800         0     0    1,068,720
----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp Com        Common    111320107   146,468     537,745              536,645         1,100         0     0      537,745
----------------------------------------------------------------------------------------------------------------------------------
American Intl Group I    Common    026874107   142,624   1,319,068            1,309,835         9,233         0     0    1,319,068
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc Com        Common    585055106   134,890   3,701,971            3,680,171       21,800       0    0    3,701,971
--------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc Com          Common    879664100   131,901   2,054,940            2,048,440        6,500       0    0    2,054,940
--------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communi    Common    184502102   130,095   1,457,652            1,453,452        4,200       0    0    1,457,652
--------------------------------------------------------------------------------------------------------------------------------
J D S Uniphasse Corp C   Common    46612J101   122,524     759,549              758,549        1,000       0    0      759,549
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co In    Common    590188108   122,032   1,464,761            1,455,261        9,500       0    0    1,464,761
--------------------------------------------------------------------------------------------------------------------------------
B M C Software Inc Co    Common    055921100   119,743   1,497,966            1,494,466        3,500       0    0    1,497,966
--------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.              Common    717081103   104,497   3,221,505            3,192,105       29,400       0    0    3,221,505
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corp Com Lbrty M    Common    001957208    94,599   1,665,111            1,659,911        5,200       0    0    1,665,111
--------------------------------------------------------------------------------------------------------------------------------
Federal Nat Mortgage     Common    313586109    85,461   1,368,755            1,349,555       19,200       0    0    1,368,755
--------------------------------------------------------------------------------------------------------------------------------
Harley Davidson Inc C    Common    412822108    73,439   1,146,378            1,139,978        6,400       0    0    1,146,378
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson        Common    478160104    24,271     260,287              254,687        5,600       0    0      260,287
--------------------------------------------------------------------------------------------------------------------------------
General Elec Co          Common    369604103     6,648      42,966               42,966                    0    0       42,966
--------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc      Common    931142103     5,224      75,586               74,586        1,000       0    0       75,586
--------------------------------------------------------------------------------------------------------------------------------
IBM                      Common    459200101     5,154      47,780               47,780                    0    0       47,780
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc           Common    589331107     4,362      64,932               63,132        1,800       0    0       64,932
--------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc     Common    866810104     3,334      43,064               43,064                    0    0       43,064
--------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co             Common    191216100     2,320      39,841               27,841       12,000       0    0       39,841
--------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway In    Common    084670207     1,817         993                  993                    0    0          993
--------------------------------------------------------------------------------------------------------------------------------
Solectron Corp Com       Common    834182107     1,362      14,323               14,323                    0    0       14,323
--------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares    Common    446150104     1,338      56,045               56,045                    0    0       56,045
--------------------------------------------------------------------------------------------------------------------------------
Exxon Corporation        Common    30231G102     1,277      15,861                6,861        9,000       0    0       15,861
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Texas Instrs Inc Com     Common   882508104    1,227    12,700                12,700                           0     0     12,700
----------------------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemour    Common   263534109    1,152    17,500                15,900             1,600         0     0     17,500
----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co     Common   194162103    1,105    17,000                 3,000            14,000         0     0     17,000
----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co      Common   742718109    1,059     9,672                 9,672                           0     0      9,672
----------------------------------------------------------------------------------------------------------------------------------
Wrigley Wm Jr Co         Common   982526105      995    12,000                     0            12,000         0     0     12,000
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies I    Common   549463107      908    12,108                10,944             1,164         0     0     12,108
----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Pete Co N    Common   780257804      788    13,025                 2,525            10,500         0     0     13,025
----------------------------------------------------------------------------------------------------------------------------------
Gillette Co              Common   375766102      766    18,613                 8,613            10,000         0     0     18,613
----------------------------------------------------------------------------------------------------------------------------------
Hartford Finl Svcs Gr    Common   416515104      752    15,886                15,886                           0     0     15,886
----------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit Inc Com    Common   466313103      730    10,000                10,000                           0     0     10,000
----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co Co    Common   428236103      659     5,801                 5,801                           0     0      5,801
----------------------------------------------------------------------------------------------------------------------------------
NTL Inc Com              Common   629407107      649     6,508                 6,508                           0     0      6,508
----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Com        Common   681919106      610     6,104                 6,104                           0     0      6,104
----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs              Common   002824100      589    16,234                16,234                           0     0     16,234
----------------------------------------------------------------------------------------------------------------------------------
Exodus Communications    Common   302088109      580     6,540                 6,540                           0     0      6,540
----------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc Com     Common   55268B106      559    10,545                10,545                           0     0     10,545
----------------------------------------------------------------------------------------------------------------------------------
Warner Lambert Co Com    Common   934488107      540     6,600                 3,800             2,800         0     0      6,600
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Ln Mtg Co   Common   313400301      538    11,450                 7,450             4,000         0     0     11,450
----------------------------------------------------------------------------------------------------------------------------------
State Str Corp Com       Common   857477103      504     6,900                 6,900                           0     0      6,900
----------------------------------------------------------------------------------------------------------------------------------
Lowes Cos Inc Com        Common   548661107      478     8,000                 8,000                           0     0      8,000
----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb     Common   110122108      465     7,246                 5,646             1,600         0     0      7,246
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Northern Tr Corp Com     Common   665859104    445     8,400                   8,400                         0       0      8,400
-----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp    Common   22160K105    440     9,662                   9,662                         0       0      9,662
----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp     Common   806605101    439    10,373                   7,373           3,000         0       0     10,373
----------------------------------------------------------------------------------------------------------------------------------
Veritas Software Co C    Common   923436109    438     3,061                   3,061                         0       0      3,061
----------------------------------------------------------------------------------------------------------------------------------
Brocade Communication    Common   111621108    435     2,460                   2,460                         0       0      2,460
----------------------------------------------------------------------------------------------------------------------------------
Broadvision Inc Com      Common   111412102    433     2,550                   2,550                         0       0      2,550
----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc Com            Common   031162100    418     6,960                   6,960                         0       0      6,960
----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc Com         Common   620076109    412     2,800                   2,800                         0       0      2,800
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc Com      Common   887315109    412     5,700                   5,700                         0       0      5,700
----------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises I    Common   45765U103    411    10,125                  10,125                         0       0     10,125
----------------------------------------------------------------------------------------------------------------------------------
Disney Walt Prodtns      Common   254687106    391    13,394                  13,394                         0       0     13,394
----------------------------------------------------------------------------------------------------------------------------------
P M C-Sierra Inc Com     Common   69344F106    377     2,356                   2,356                         0       0      2,356
----------------------------------------------------------------------------------------------------------------------------------
Lilly, Eli and Company   Common   532457108    368     5,538                   5,538                         0       0      5,538
----------------------------------------------------------------------------------------------------------------------------------
Foundry Networks Inc     Common   35063R100    363     2,410                   2,410                         0       0      2,410
----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Ins    Common   718154107    362    15,765                  15,765                         0       0     15,765
----------------------------------------------------------------------------------------------------------------------------------
American Home Prods      Common   026609107    353     9,000                   9,000                         0       0      9,000
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp Com            Common   001957109    348     6,865                   6,865                         0       0      6,865
----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway In    Common   084670108    336         6                       6                         0       0          6
----------------------------------------------------------------------------------------------------------------------------------
Ologic Corp Com          Common   747277101    325     4,070                   4,070                         0       0      4,070
----------------------------------------------------------------------------------------------------------------------------------
Inktomi Corp Com         Common   457277101    323     3,640                   3,640                         0       0      3,640
----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc Com         Common   747525103    321     1,825                   1,825                         0       0      1,825
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Manor Care Inc           Common    564055101    318    19,927                19,927                           0       0     19,927
-----------------------------------------------------------------------------------------------------------------------------------
Heinz H J Co Com         Common    423074103    298     7,500                 7,500                           0       0      7,500
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc     Common    48203R104    297     2,625                 2,625                           0       0      2,625
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications    Common    65332V103    294     2,853                 2,853                           0       0      2,853
-----------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuit    Common    03822W109    287     2,260                 2,260                           0       0      2,260
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp Cl A Spl    Common    200300200    283     5,599                 5,599                           0       0      5,599
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co      Common    025816109    282     1,700                 1,700                           0       0      1,700
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies C    Common    913017109    281     4,336                 4,336                           0       0      4,336
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc Com           Common    983919101    272     6,000                 6,000                           0       0      6,000
-----------------------------------------------------------------------------------------------------------------------------------
BP Amoco P L C Adr Sp    Common    055622104    271     4,574                 4,574                           0       0      4,574
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean W    Common    617446448    271     3,800                 3,800                           0       0      3,800
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co    Common    048825103    268     3,100                 3,100                           0       0      3,100
-----------------------------------------------------------------------------------------------------------------------------------
ITT Inds Inc Ind Com     Common    450911102    265     7,943                 7,943                           0       0      7,943
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger             Common    806857108    260     4,643                 4,643                           0       0      4,643
-----------------------------------------------------------------------------------------------------------------------------------
Reuters Group PLC Adr    Common    76132M102    258     3,200                 3,200                           0       0      3,200
-----------------------------------------------------------------------------------------------------------------------------------
Mediaone Group Inc Co    Common    58440J104    251     3,275                 3,275                           0       0      3,275
-----------------------------------------------------------------------------------------------------------------------------------
Redback Networks Inc     Common    757209101    243     1,370                 1,370                           0       0      1,370
-----------------------------------------------------------------------------------------------------------------------------------
US TR Corp New Com       Common    91288L105    240     3,000                 3,000                           0       0      3,000
-----------------------------------------------------------------------------------------------------------------------------------
Excelsior Tax-Exempt     Mutual    300861408    240    29,086                29,086                           0       0     29,086
-----------------------------------------------------------------------------------------------------------------------------------
Igen Intl Inc Del Com    Common    449536101    238     8,000                 8,000                           0       0      8,000
-----------------------------------------------------------------------------------------------------------------------------------
Morgan J.P. & Co. Inc.   Common    616880100    231     1,825                   325         1,500             0       0      1,825
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

-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential PP    Common    29476L107     226     5,300                 5,300                          0       0      5,300
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Compaq Computer Corp     Common    204493100     211     7,800                 7,800                          0       0      7,800
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Kennametal Inc Com       Common    489170100     201     6,000                 6,000                          0       0      6,000
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Aegis Group PLC Ord      Common    G0105D108     163    50,148                50,418                          0       0     50,418
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FVC Com Inc Com          Common    30266P100     116    10,000                10,000                          0       0     10,000
-----------------------------------------------------------------------------------------------------------------------------------
Harken Energy Corp Co    Common    412552101       8    10,000                10,000                          0       0     10,000
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Global Diamond Res In    Common    379320203       6    40,000                     0              40,000      0       0     40,000
-----------------------------------------------------------------------------------------------------------------------------------
Repap Enterprises Inc.   Common    76026M309       1    20,000                20,000                          0       0     20,000
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